Annual Total Returns[BarChart] - SA Multi-Managed Small Cap Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.86%)	11.22%	37.96%	4.98%	(5.65%)	18.96%	10.43%	(11.52%)	24.50%	12.22%